Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (5,977)	$ (856)	$ (856)	$ (1,375)	$ (1,447)
Other comprehensive loss before reclassifications	(3,356)	(2,699)	(6,889)	801	6
Amounts reclassified from AOCI	0
Income tax expense (benefit)	850	916	1,768	(282)	66
Ending Balance	(8,483)	(2,639)	(5,977)	(856)	(1,375)
Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(5,985)	(860)	(860)	(1,404)	(1,449)
Other comprehensive loss before reclassifications	(3,356)	(2,704)	(6,895)	842	(38)
Amounts reclassified from AOCI	0
Income tax expense (benefit)	850	918	1,770	(298)	83
Ending Balance	(8,491)	(2,646)	(5,985)	(860)	(1,404)
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	8	4	4	29	2
Other comprehensive loss before reclassifications	0	5	6	(41)	44
Amounts reclassified from AOCI	0
Income tax expense (benefit)	0	(2)	(2)	16	(17)
Ending Balance	$ 8	$ 7	$ 8	$ 4	$ 29